DIVIDENDS AND INTEREST ON EQUITY (IOE) - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DIVIDENDS AND INTEREST ON EQUITY (IOE)
Beginning Balance	R$ 2,396,116	R$ 2,195,031
Supplementary dividends for previous year	2,191,864	1,913,987
Interim dividends and interest on equity (net of IRRF)	3,867,500	2,054,143
Unclaimed dividends and interest on equity	(152,770)	(101,778)
Payment of dividends and interest on equity	(4,136,878)	(3,668,551)
IRRF on shareholders exempt/immune from interest on equity	7,084	3,284
Ending Balance	R$ 4,172,916	R$ 2,396,116